Other notes - Additional disclosures on financial instruments, income and expense and gains and losses from financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Income from the reversal of bad debt allowances	€ 1,319	€ 1,196	€ 478
Income from the valuation of derivatives	0	19	2,202
Expenses from the valuation of derivatives	0	(33)	(3,079)
Expenses for bad debt allowances on trade receivables	0	(6)	(1,616)
Other interest-like income	745	669	1,945
Interest expenses from loans	(20,292)	(29,757)	(36,370)
Other interest-like expenses	(3,433)	(2,846)	(3,335)
Financial result without share of profit or loss from joint ventures	(36,702)	(37,345)	(56,173)
Liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Income from the currency translation of monetary items	0	0	0
Expenses from the currency translation of monetary items	0	0	0
Expenses from the valuation of derivatives	(3,683)	(11,549)	(7,315)
Interest expenses from loans	0	0	0
Other interest-like expenses	0	0	0
Financial result without share of profit or loss from joint ventures	(3,683)	(11,549)	(7,315)
Liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Income from the currency translation of monetary items	12,834	3,878	0
Expenses from the currency translation of monetary items	0	0	(16,553)
Expenses from the valuation of derivatives	0	0	0
Interest expenses from loans	(24,415)	(33,567)	(41,174)
Other interest-like expenses	(2,453)	(1,847)	(1,088)
Financial result without share of profit or loss from joint ventures	(14,034)	(31,536)	(58,815)
Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Income from the reversal of bad debt allowances	5,736	3,099	1,285
Income from the currency translation of monetary items	26,505	20,598	5,008
Income from the valuation of derivatives	0	0	0
Expenses from the currency translation of monetary items	(44,707)	(23,498)	(1,930)
Expenses from the valuation of derivatives	0	0	0
Expenses for bad debt allowances on trade receivables	(3,780)	(4,585)	(1,957)
Result from loans and receivables	370	157	1,577
Other interest-like income	374	514	368
Financial result without share of profit or loss from joint ventures	(15,502)	(3,715)	4,351
Financial assets held for trading / Financial assets designated as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Income from the reversal of bad debt allowances	0	0	0
Income from the currency translation of monetary items	0	0	0
Income from the valuation of derivatives	404	217	2,202
Expenses from the currency translation of monetary items	0	0	0
Expenses from the valuation of derivatives	(980)	(999)	(2,247)
Expenses for bad debt allowances on trade receivables	0	0	0
Result from loans and receivables	0	0	0
Other interest-like income	0	0	0
Financial result without share of profit or loss from joint ventures	€ (576)	€ (782)	€ (45)